DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2019
Dividend award [Member]
DIVIDENDS ON ORDINARY SHARES (Tables) [Line Items]
Disclosure of Dividends On Ordinary Shares [Text Block]	Dividends paid during the year were as follows:

	2019	2018	2017
	pence	pence	pence	2019	2018	2017
	per share	per share	per share	£m	£m	£m
Recommended by directors at previous year end:
Final dividend	2.14	2.05	1.70	1,523	1,475	1,212
Special dividend	–	–	0.50	–	–	356
Interim dividend paid in the year	1.12	1.07	1.00	789	765	720
	3.26	3.12	3.20	2,312	2,240	2,288